REVENUE AND DEFERRED REVENUE (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
One customer [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	80.00%	67.00%	82.00%